Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments

41. FINANCIAL INSTRUMENTS

a) Measurement basis of financial assets and liabilities

Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.

b) Fair value measurement and hierarchy (i) Fair value measurement

The fair value of financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal, or in its absence, the most advantageous market to which Santander UK has access at that date. The fair value of a liability reflects its non-performance risk.

Financial instruments valued using observable market prices

If a quoted market price in an active market is available for an instrument, the fair value is calculated as the current bid price multiplied by the number of units of the instrument held.

Financial instruments valued using a valuation technique

In the absence of a quoted market price in an active market, management uses internal models to make its best estimate of the price that the market would set for that financial instrument. In order to make these estimations, various techniques are employed, including extrapolation from observable market data and observation of similar financial instruments with similar characteristics. Wherever possible, valuation parameters for each product are based on prices directly observable in active markets or that can be derived from directly observable market prices. Chosen valuation techniques incorporate all the factors that market participants would take into account in pricing transactions.

Santander UK manages certain groups of financial assets and liabilities on the basis of its net exposure to either market risks or credit risk. As a result it has elected to use the exception under IFRS 13 which permits the fair value measurement of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position for a particular risk exposure or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date under current market conditions.

(ii) Fair value hierarchy

Santander UK applies the following fair value hierarchy that prioritises the inputs to valuation techniques used in measuring fair value. The hierarchy establishes three categories for valuing financial instruments, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three categories are: quoted prices in active markets (Level 1), internal models based on observable market data (Level 2) and internal models based on other than observable market data (Level 3). If the inputs used to measure an asset or a liability fall to different levels within the hierarchy, the classification of the entire asset or liability will be based on the lowest level input that is significant to the overall fair value measurement of the asset or liability.

Santander UK categorises assets and liabilities measured at fair value within the fair value hierarchy based on the inputs to the valuation techniques as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in an active market that Santander UK can access at the measurement date. Level 1 positions include debt securities, equity securities, exchange traded derivatives and short positions in securities. Active markets are assessed by reference to average daily trading volumes in absolute terms and, where applicable, by reference to market capitalisation for the instrument.

Level 2	Quoted prices in inactive markets, quoted prices for similar assets or liabilities, recent market transactions, inputs other than quoted market prices for the asset or liability that are observable either directly or indirectly for substantially the full term, and inputs to valuation techniques that are derived principally from or corroborated by observable market data through correlation or other statistical means for substantially the full term of the asset or liability. Level 2 positions include loans and advances to banks, loans and advances to customers, equity securities, exchange rate derivatives, interest rate derivatives, equity and credit derivatives, debt securities, deposits by banks and debt securities in issue.

Level 3	Significant inputs to the pricing or valuation techniques are unobservable. These unobservable inputs reflect the assumptions that market participants would use when pricing assets or liabilities and are considered significant to the overall valuation. Level 3 positions include exchange rate derivatives, property related derivatives, loans and advances to customers, debt securities, equity securities, deposits by customers and debt securities in issue.

Changes in the observability of significant valuation inputs during the reporting period may result in a transfer of assets and liabilities within the fair value hierarchy. The Santander UK group recognises transfers between levels of the fair value hierarchy when there is a significant change in either its principal market or the level of observability of the inputs to the valuation techniques as at the end of the reporting period.

c) Valuation techniques

The main valuation techniques employed in internal models to measure the fair value of the financial instruments at 31 December 2018 and 2017 are set out below. In substantially all cases, the principal inputs into these models are derived from observable market data. Santander UK did not make any material changes to the valuation techniques and internal models it used in 2018, 2017 and 2016.

A

In the valuation of financial instruments requiring static hedging (for example interest rate, currency derivatives and commodity swaps) and in the valuation of loans and advances and deposits, the ‘present value’ method is used. Expected future cash flows are discounted using the interest rate curves of the applicable currencies or forward commodity prices, as well as credit spreads. The interest rate curves are generally observable market data and reference yield curves derived from quoted interest rates in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments. The forward commodity prices are generally observable market data.

B

In the valuation of equity financial instruments requiring dynamic hedging (principally equity securities, options and other structured instruments), proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry. Observable market inputs used in these models include the bid-offer spread, foreign currency exchange rates, volatility and correlation between indices. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as the Halifax’s UK HPI volatility, HPI forward growth, HPI spot rate, mortality, mean reversion and contingent litigation risk.

C

In the valuation of financial instruments exposed to interest rate risk that require either static or dynamic hedging (such as interest rate futures, caps and floors, and options), the present value method (futures), Black’s model (caps/floors) and the Hull/White and Markov functional models (Bermudan options) are used. These types of models are widely accepted in the financial services industry. The significant inputs used in these models are observable market data, including appropriate interest rate curves, volatilities, correlations and exchange rates. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as HPI volatility, HPI forward growth, HPI spot rate and mortality.

D

In the valuation of linear instruments such as credit risk and fixed-income derivatives, credit risk is measured using dynamic models similar to those used in the measurement of interest rate risk. In the case of non-linear instruments, if the portfolio is exposed to credit risk such as credit derivatives, the probability of default is determined using the credit default spread market. The main inputs used to determine the underlying cost of credit of credit derivatives are quoted credit risk premiums and the correlation between the quoted credit derivatives of various issuers.

The fair values of the financial instruments arising from Santander UK’s internal models take into account, among other things, contract terms and observable market data, which include such factors as bid-offer spread, interest rates, credit risk, exchange rates, the quoted market price of raw materials and equity securities, volatility and prepayments. In all cases, when it is not possible to derive a valuation for a particular feature of an instrument, management uses judgement to determine the fair value of the particular feature. In exercising this judgement, a variety of tools are used including proxy observable data, historical data and extrapolation techniques. Extrapolation techniques take into account behavioural characteristics of equity markets that have been observed over time, and for which there is a strong case to support an expectation of a continuing trend in the future. Estimates are calibrated to observable market prices when they become available.

Santander UK believes its valuation methods are appropriate and consistent with other market participants. Nevertheless, the use of different valuation methods or assumptions, including imprecision in estimating unobservable market inputs, to determine the fair value of certain financial instruments could result in different estimates of fair value at the reporting date and the amount of gain or loss recorded for a particular instrument. Most of the valuation models are not significantly subjective, because they can be tested and, if necessary, recalibrated by the internal calculation of and subsequent comparison to market prices of actively traded securities, where available.

d) Control framework

Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk-taker. To this end, ultimate responsibility for the determination of fair values lies with the Risk Department. For all financial instruments where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is utilised. In inactive markets, direct observation of a traded price may not be possible. In these circumstances, Santander UK will source alternative market information to validate the financial instrument’s fair value, with greater weight given to information that is considered to be more relevant and reliable.

The factors that are considered in this regard include:

•	The extent to which prices may be expected to represent genuine traded or tradeable prices

•	The degree of similarity between financial instruments

•	The degree of consistency between different sources

•	The process followed by the pricing provider to derive the data

•	The elapsed time between the date to which the market data relates and the balance sheet date

•	The manner in which the data was sourced.

The source of pricing data is considered as part of the process that determines the classification of the level of a financial instrument. Consideration is given to the quality of the information available that provides the current mark-to-model valuation and estimates of how different these valuations could be on an actual trade, taking into consideration how active the market is. For spot assets that cannot be sold due to illiquidity, forward estimates are discounted to estimate a realisable value over time. Adjustments for illiquid positions are regularly reviewed to reflect changing market conditions.

For fair values determined using a valuation model, the control framework may include, as applicable, independent development and / or validation of: (i) the logic within the models; (ii) the inputs to those models; and (iii) any adjustments required outside the models. Internal valuation models are validated independently within the Risk Department. A validation report is produced for each model-derived valuation that assesses the mathematical assumptions behind the model, the implementation of the model and its integration within the trading system. The results of the independent valuation process and any changes to the fair value adjustments methodology are approved in line with the model risk framework and policy.

e) Fair values of financial instruments carried at amortised cost

The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2018 and 2017, including their levels in the fair value hierarchy – Level 1, Level 2 and Level 3. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Cash and balances at central banks, which consist of demand deposits with the Bank of England and, in 2017, the US Federal Reserve, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. The fair value of the portfolio of UK Government debt securities, included in other financial assets at amortised cost, is the only financial instrument categorised in Level 1 of the fair value hierarchy.

	2018					2017
	Fair value				Carrying	Fair value				Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	204,391	204,391	201,619	—	6,331	195,327	201,658	199,332
Loans and advances to banks	—	3,028	448	3,476	3,515	—	2,897	556	3,453	3,466
Reverse repurchase agreements – non trading	—	21,130	—	21,130	21,127	—	2,614	—	2,614	2,614
Other financial assets at amortised cost	6,390	720	—	7,110	7,228
Financial investments						6,435	2,211	—	8,646	8,758

	6,390	24,878	204,839	236,107	233,489	6,435	14,053	195,883	216,371	214,170

Liabilities
Deposits by customers	—	21	173,762	173,783	173,692	—	—	177,563	177,563	177,421
Deposits by banks	—	16,859	977	17,836	17,824	—	12,164	557	12,721	12,708
Repurchase agreements – non trading	—	10,923	—	10,923	10,910	—	1,085	—	1,085	1,076
Debt securities in issue	—	56,695	—	56,695	55,906	—	50,641	—	50,641	48,860
Subordinated liabilities	—	3,825	—	3,825	3,601	—	4,373	—	4,373	3,793

	—	88,323	174,739	263,062	261,933	—	68,263	178,120	246,383	243,858

The carrying value above of any financial assets and liabilities that are designated as hedged items in a portfolio (or macro) fair value hedge relationship excludes gains and losses attributable to the hedged risk, as this is included in other assets on the balance sheet.

Valuation methodology for financial instruments carried at amortised cost

The fair value exposures set out in the tables above are managed by using a combination of hedging derivatives and offsetting on balance sheet positions. The valuation approach to specific categories of financial instruments is described below.

Assets:

Loans and advances to customers

The approach to estimating the fair value of loans and advances to customers has been determined by discounting expected cash flows to reflect current market rates for lending of a similar credit quality. The determination of their fair values is an area of considerable estimation and uncertainty as there is no observable market and values are significantly affected by customer behaviour.

i) Advances secured on residential property

The fair value of the mortgage portfolio is calculated by discounting contractual cash flows by different spreads, each representing a LTV band, after taking account of expected customer prepayment rates. The spread is based on new business interest rates derived from competitor market information. Further discounting is applied for certain higher risk mortgage portfolios.

ii) Corporate loans

The corporate loan portfolio is stratified by product. The determination of the fair values of performing loans takes account of the differential between existing margins and estimated new business rates for similar loans in terms of segment, maturity and structure. Provisions are considered appropriate for the book that is not impaired. A discount has been applied to impaired loans. Although exits have generally been achieved at carrying value, this does not reflect the discount a purchaser would require. A discount has therefore been applied based on the target return sought by distressed bond funds, who are the typical purchaser of the assets.

iii) Other loans

These consist of unsecured personal loans, credit cards, overdrafts and consumer (auto) finance. The weighted average lives of these portfolios are short, and the business was written relatively recently. As a result, contractual interest rates approximate new business interest rates, and therefore no mark-to-market surplus or deficit has been recorded with respect to the performing book with the exception of unsecured personal loans where a small surplus or deficit has been recognised based on the differential between existing margins and an estimate of new business rates for similar loans. A discount has been applied to the impaired part of the book.

Loans and advances to banks

These comprise secured loans, short-term placements with banks including collateral and unsettled financial transactions. The secured loans have been valued on the basis of spreads on credit default swaps for the term of the loans using valuation technique A as described above. The carrying amount of the other items is deemed a reasonable approximation of their fair value, as the transactions are very short-term in duration.

Reverse repurchase agreements – non trading

The fair value of the reverse repurchase agreements – non trading has been estimated using valuation technique A as described above.

Other financial assets at amortised cost and financial investments

These consist of asset backed securities and debt securities. The asset backed securities are complex products and in some instances are valued with the assistance of an independent, specialist valuation firm. These fair values are determined using industry-standard valuation techniques, including discounted cash flow models. The inputs to these models used in these valuation techniques include quotes from market makers, prices of similar assets, adjustments for differences in credit spreads, and additional quantitative and qualitative research.

The debt security investments consist of a portfolio of government debt securities. The fair value of this portfolio has been determined using valuation technique A as described above.

Liabilities:

Deposits by customers

The majority of deposit liabilities are payable on demand and therefore can be deemed short-term in nature with the fair value equal to the carrying value. Certain of the deposit liabilities are at a fixed rate until maturity. The deficit/surplus of fair value over carrying value of these liabilities has been estimated by reference to the market rates available at the balance sheet date for similar deposit liabilities of similar maturities. The fair value of such deposit liabilities has been estimated using valuation technique A as described above.

Deposits by banks

The fair value of deposits by banks, including repos, has been estimated using valuation technique A as described above.

Debt securities in issue and subordinated liabilities

Where reliable prices are available, the fair value of debt securities in issue and subordinated liabilities has been calculated using quoted market prices. Other market values have been determined using valuation technique A as described above.

Repurchase agreements – non trading

The fair value of the repurchase agreements – non trading has been estimated using valuation technique A as described above.

f) Fair values of financial instruments measured at fair value

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2018 and 2017, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		2018				2017
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Securities purchased under resale agreements	—	—	—	—	—	8,870	—	8,870	A
	Debt securities	—	—	—	—	5,156	—	—	5,156	—
	Equity securities	—	—	—	—	9,662	—	—	9,662	—
	Cash collateral	—	—	—	—	—	6,156	—	6,156	A
	Short-term loans	—	—	—	—	656	55	—	711	A

		—	—	—	—	15,474	15,081	—	30,555

Derivative financial instruments	Exchange rate contracts	—	4,324	25	4,349	—	6,061	16	6,077	A
	Interest rate contracts	—	2,560	6	2,566	—	23,435	12	23,447	A & C
	Equity and credit contracts	—	194	84	278	—	861	36	897	B & D
	Netting	—	(1,872)	—	(1,872)	—	(10,479)	—	(10,479)

		—	5,206	115	5,321	—	19,878	64	19,942

Other financial assets at FVTPL	Loans and advances to customers	—	427	82	509	—	1,485	64	1,549	A
	Debt securities	26	2,343	894	3,263	184	187	176	547	A, B & D
	Equity securities	14	—	79	93					B
	Reverse repurchase agreements – non trading	—	2,272	—	2,272	—	—	—	—	A

		40	5,042	1,055	6,137	184	1,672	240	2,096
Financial assets at FVOCI	Debt securities	12,487	742	—	13,229					D
	Loans and advances to customers	—	—	73	73					D
		12,487	742	73	13,302

Financial investments	Available-for-sale – debt securities					8,770	2	—	8,772	C
	Available-for-sale – equity securities					19	9	53	81	B

						8,789	11	53	8,853
Total assets at fair value		12,527	10,990	1,243	24,760	24,447	36,642	357	61,446

Liabilities
Trading liabilities	Securities sold under repurchase agreements	—	—	—	—	—	25,504	—	25,504	A
	Short positions in securities and unsettled trades	—	—	—	—	3,694	—	—	3,694	—
	Cash collateral	—	—	—	—	—	1,911	—	1,911	A
	Short-term deposits	—	—	—	—	—	—	—	—	—

		—	—	—	—	3,694	27,415	—	31,109

Derivative financial instruments	Exchange rate contracts	—	528	23	551	—	4,176	15	4,191	A
	Interest rate contracts	—	2,736	7	2,743	—	23,199	5	23,204	A & C
	Equity and credit contracts	—	132	40	172	1	653	43	697	B & D
	Netting	—	(1,872)	—	(1,872)	—	(10,479)	—	(10,479)

		—	1,524	70	1,594	1	17,549	63	17,613
Other financial liabilities at FVTPL	Debt securities in issue	—	983	7	990	—	1,629	6	1,635	A
	Structured deposits	—	104	29	133	—	680	—	680	A
	Repurchase agreements – non trading	—	2,110	—	2,110	—	—	—	—	A
	Collateral and associated financial guarantees	—	3,040	13	3,053					D
		—	6,237	49	6,286	—	2,309	6	2,315

Total liabilities at fair value		—	7,761	119	7,880	3,695	47,273	69	51,037

Transfers between levels of the fair value hierarchy

Transfers between levels of the fair value hierarchy are reported at the beginning of the period in which they occur. In 2018, there were no significant (2017: none) transfers of financial instruments between Levels 1 and 2. In 2018, the main transfers of financial instruments between Levels 2 and 3 were Derivatives assets of £56m and Derivative liabilities of £35m which were transferred from Level 2 to Level 3 following enhancements to the fair value hierarchy classification process.

g) Fair value adjustments

The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.

Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	2018 £m	2017 £m
Risk-related:
– Bid-offer and trade specific adjustments	13	34
– Uncertainty	36	43
– Credit risk adjustment	9	36
– Funding fair value adjustment	4	6

	62	119

Model-related	5	8
Day One profit	—	1

	67	128

Risk-related adjustments

Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads.

(i) Bid-offer and trade specific adjustments

Portfolios are marked at bid or offer, as appropriate. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the cost that would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position. For debt securities, the bid-offer spread is based on a consensus market price at an individual security level. For other products, the major risk types are identified. For each risk type, the net portfolio risks are first classified into buckets, and then a bid-offer spread is applied to each risk bucket based upon the market bid-offer spread for the relevant hedging instrument.

(ii) Uncertainty

Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, a range of possible values exists that the financial instrument or market parameter may assume, and an adjustment may be needed to reflect the likelihood that in estimating the fair value of the financial instrument, market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in the valuation model.

(iii) Credit risk adjustment

Credit risk adjustments comprise credit and debit valuation adjustments. The credit valuation adjustment (CVA) is an adjustment to the valuation of OTC derivative contracts to reflect within fair value the possibility that the counterparty may default, and Santander UK may not receive the full market value of the transactions. The debit valuation adjustment (DVA) is an adjustment to the valuation of the OTC derivative contracts to reflect within the fair value the possibility that Santander UK may default, and that Santander UK may not pay full market value of the transactions.

Santander UK calculates a separate CVA and DVA for each Santander UK legal entity, and within each entity for each counterparty to which the entity has exposure. Santander UK calculates the CVA by applying the probability of default of the counterparty to the expected positive exposure to the counterparty, and multiplying the result by the loss expected in the event of default i.e. LGD. Conversely, Santander UK calculates the DVA by applying the PD of the Santander UK group, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to Santander UK and multiplying the result by the LGD. Both calculations are performed over the life of the potential exposure.

For most products Santander UK uses a simulation methodology to calculate the expected positive exposure to a counterparty. This incorporates a range of potential exposures across the portfolio of transactions with the counterparty over the life of the portfolio. The simulation methodology includes credit mitigants such as counterparty netting agreements and collateral agreements with the counterparty.

For certain types of exotic derivatives where the products are not currently supported by the standard methodology, Santander UK adopts alternative methodologies. These may involve mapping transactions against the results for similar products which are valued using the standard methodology. In other cases, a simplified version of the standard methodology is applied. The calculation is applied at a trade level, with more limited recognition of credit mitigants such as netting or collateral agreements than used in the standard methodology.

The methodologies do not, in general, account for wrong-way risk. Wrong-way risk arises where the underlying value of the derivative prior to any credit risk adjustment is positively correlated to the probability of default of the counterparty. When there is significant wrong-way risk, a trade-specific approach is applied to reflect the wrong-way risk within the valuation. Exposure to wrong-way risk is limited via internal governance processes and deal pricing. Santander UK considers that an appropriate adjustment to reflect wrong-way risk is £nil (2017: £nil).

(iv) Funding fair value adjustment (FFVA)

The FFVA is an adjustment to the valuation of OTC derivative positions to include the net cost of funding uncollateralised derivative positions. This is calculated by applying a suitable funding cost to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio.

Model-related adjustments

Models used for portfolio valuation purposes may be based upon a simplifying set of assumptions that do not capture all material market characteristics. Additionally, markets evolve, and models that were adequate in the past may require development to capture all material market characteristics in current market conditions. In these circumstances, model limitation adjustments are adopted. As model development progresses, model limitations are addressed within the core revaluation models and a model limitation adjustment is no longer needed.

Day One profit adjustments

Day One profit adjustments are adopted where the fair value estimated by a valuation model is based on one or more significant unobservable inputs. Day One profit adjustments are calculated and reported on a portfolio basis.

The timing of recognition of deferred Day One profit and loss is determined individually. It is deferred until either the instrument’s fair value can be determined using market observable inputs or is realised through settlement. The financial instrument is subsequently measured at fair value, adjusted for the deferred Day One profit and loss. Subsequent changes in fair value are recognised immediately in the Income Statement without immediate reversal of deferred Day One profits and losses.

h) Internal models based on information other than market data (Level 3)

The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)
Balance sheet line item	Category	Financial instrument product type	2018 £m	2017 £m	2018 £m	2017 £m	2016 £m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	54	31	30	(6)	12
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	53	64	8	2	4
3. FVTPL assets	Debt securities	Reversionary property securities	142	176	(28)	(18)	—
4. FVTPL assets (1)	Equity securities(1)	Unlisted equity shares	79	53	19	—	—
5. FVTPL assets	Debt securities	Credit linked notes	752	—	13	—	—
6. FVOCI assets	Loans and advances to customers	Other loans	73	—	(5)	—	—
7. Derivative liabilities	Equity contracts	Property-related options and forwards	(35)	(43)	—	(5)	(5)
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(13)	—	(13)	—	—

			1,105	281	24	(27)	11

Other Level 3 assets			90	33	—	(26)	6

Other Level 3 liabilities			(71)	(26)	1	19	(10)

Total net assets			1,124	288

Total income/(expense)					25	(34)	7

(1)	Prior to 1 January 2018, these unlisted equity shares were classified as available-for-sale equity securities and presented in the balance sheet as financial investments.

Valuation techniques

1. Derivative assets – Equity and credit contracts

These are valued using a probability weighted set of HPI forward prices, which are assumed to be a reasonable representation of the increase in value of the Santander UK group’s reversionary interest portfolio underlying the derivatives. The probability used reflects the likelihood of the home owner vacating the property and is calculated from mortality rates and acceleration rates which are a function of age and gender, obtained from the relevant mortality tables. Indexing is felt to be appropriate due to the size and geographical dispersion of the reversionary interest portfolio. These are determined using HPI Spot Rates adjusted to reflect estimated forward growth. Non-seasonally adjusted (NSA) national and regional HPI are used in the valuation model to avoid any subjective judgement in the adjustment process which is made by Markit, which publishes the Halifax House Price Index.

The inputs used to determine the value of the reversionary property derivatives are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth.

2. FVTPL assets – Loans and advances to customers – roll-up mortgage portfolio

These represent roll-up mortgages (sometimes referred to as lifetime mortgages), which are an equity release scheme under which a property owner takes out a loan secured against their home. The owner may not make any interest payments during their lifetime in which case the fixed interest payments are rolled up into the mortgage. The loan or mortgage (capital and rolled-up interest) is repaid upon the owner’s vacation of the property and the value of the loan is only repaid from the value of the property. This is known as a ‘no negative equity guarantee’. Santander UK suffers a loss if the sale proceeds from the property are insufficient to repay the loan, as it is unable to pursue the homeowner’s estate or beneficiaries for the shortfall.

The value of the mortgage ‘rolls up’ or accretes until the owner vacates the property. In order to value the roll-up mortgages, Santander UK uses a probability-weighted set of European option prices (puts) determined using the Black-Scholes model, in which the ‘no negative equity guarantee’ are valued as short put options. The probability weighting applied is calculated from mortality rates and acceleration rates as a function of age and gender, taken from mortality tables.

The inputs used to determine the value of these instruments are HPI spot, HPI forward growth, HPI volatility, mortality rates and repayment rates. The principal pricing parameter is HPI forward growth. The HPI forward growth rate used is unobservable and is the same as used in the valuation of Instrument 1 above. The other parameters do not have a significant effect on the value of the instruments.

3. FVTPL assets – Debt securities

These consist of reversionary property securities and are an equity release scheme, where the property owner receives an upfront lump sum in return for paying a fixed percentage of the sales proceeds of the property when the owner vacates the property. These reversionary property securities are valued using a probability-weighted set of HPI forward prices which are assumed to be a reasonable representation of the increase in value of Santander UK’s reversionary interest portfolio underlying the derivatives. The probability weighting used reflects the probability of the home owner vacating the property through death or moving into care and is calculated from mortality rates and acceleration factors which are a function of age and gender, obtained from the relevant mortality table.

The inputs used to determine the value of these instruments are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth. Discussion of the HPI spot rate, HPI forward growth rate and mortality rates for this financial instrument is the same as Instrument 2 above. An adjustment is also made to reflect the specific property risk.

4. FVTPL assets – Equity securities (2017: Available-for-sale equity securities)

These consist of unquoted equity investments in companies providing infrastructure services to the financial services industry. In the valuation of equity financial instruments requiring dynamic hedging, proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry. Observable market inputs used in these models include equity prices, bid-offer spread, foreign currency exchange rates. The significant unobservable input is contingent litigation costs and related expenses in respect of convertible preferred stock in Visa Inc, as described in Note 32. This is estimated by reference to best estimates received from third party legal counsel.

5. FVTPL assets – Debt securities (Credit linked notes)

These consist of the retained senior tranches of credit linked notes in respect of credit protection vehicles sponsored by Santander UK, and are mandatorily held at fair value through profit or loss. These vehicles provide credit protection on reference portfolios of Santander UK group loans with junior notes sold to external investors. The notes retained by Santander UK are classified as level 3 financial instruments as their valuation depends upon unobservable parameters relating to the underlying reference portfolios of loans, including credit spreads, correlations and prepayment speed, which have a significant effect on the overall valuation. For more information, see ‘Credit protection entities’ in Note 21.

6. FVOCI assets – Loans and advances to customers – other loans

The changes to the classification and measurement of financial assets on transition to IFRS 9 as set out in Note 44 resulted in some loans and advances to customers, primarily consisting of utilities and shipping counterparties, being reclassified from amortised cost to FVOCI. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads. Loan specific credit data is unobservable, so a proxy population is applied based on industry sector and credit rating.

7. Derivative liabilities – Equity contracts

There are three types of derivatives within this category:

European options – These are valued using a modified Black-Scholes model where the HPI is log-normally distributed with the forward rates determined from the HPI forward growth.

Asian options – Asian (or average value) options are valued using a modified Black-Scholes model, with an amended strike price and volatility assumption to account for the average exercise period, through a closed form adjustment that reflects the strike price relative to the distribution of stock prices at each relevant date. This is also known as the Curran model.

Forward contracts – Forward contracts are valued using a standard forward pricing model.

The inputs used to determine the value of the above instruments are HPI spot rate, HPI forward growth rate and HPI volatility, as described in instrument 1 above. The principal pricing parameter is HPI forward growth rate.

8. FVTPL liabilities –Financial guarantees

These relate to credit protection guarantees in respect of the proceeds of the retained senior tranches of credit linked notes described in Instrument 5 above, and have been designated at fair value through profit or loss. These instruments are valued using the same unobservable parameters described in Instrument 5 above, such that changes in the valuation of the senior tranches of the credit linked notes are offset by changes in the value of these credit protection guarantees. For more information, see ‘Credit protection entities’ in Note 21.

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy

The following table sets out the movements in Level 3 financial instruments in 2018 and 2017:

	Assets					Liabilities
	Derivatives £m	Other financial assets at FVTPL £m	Financial assets at FVOCI £m	Financial investments £m	Total £m	Derivatives £m	Other financial liabilities at FVTPL £m	Total £m
At 31 December 2017	64	240		53	357	(63)	(6)	(69)
Adoption of IFRS 9	–	598	199	(53)	744	—	—	—

At 1 January 2018	64	838	199	—	1,101	(63)	(6)	(69)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	28	14	(5)		37	1	(13)	(12)
– Foreign exchange and other movements	(5)	—	—		(5)	5	(1)	4
Transfers in	56	18	—		74	(35)	(29)	(64)
Additions	—	280	17		297	—	—	—
Sales	—	(95)	—		(95)	—	—	—
Settlements	(28)	—	(138)		(166)	22	—	22

At 31 December 2018	115	1,055	73		1,243	(70)	(49)	(119)

(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	23	14	(5)		32	6	(14)	(8)

At 1 January 2017	103	264		32	399	(74)	(6)	(80)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	(32)	(16)		—	(48)	14	—	14
– Foreign exchange and other movements	32	—		—	32	(32)	—	(32)
Gains recognised in other comprehensive income	—	—		21	21	—	—	—
Additions	9	—		—	9	(2)	—	(2)
Sales	—	(8)		—	(8)	—	—	—
Settlements	(48)	—		—	(48)	31	—	31

At 31 December 2017	64	240		53	357	(63)	(6)	(69)

(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	—	(16)		—	(16)	(18)	—	(18)

Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)

As discussed above, the fair value of financial instruments are, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable current market transactions in the same instrument and are not based on observable market data and, as such require the application of a degree of judgement. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values significantly. The following table shows the sensitivity of these fair values to reasonably possible alternative assumptions.

Favourable and unfavourable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The potential effects do not take into effect any hedged positions.

		Significant unobservable input			Shift	Sensitivity
			Assumption value			Favourable changes £m	Unfavourable changes £m
2018	Fair value £m	Assumption description	Range(1)	Weighted average
1. Derivative assets –Equity and credit contracts:	54	HPI Forward growth rate	0% – 5%	2.68%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate	n/a	783	10%	7	(7)
2. FVTPL – Loans and advances to customers:	53	HPI Forward growth rate	0% – 5%	2.77%	1%	2	(2)
– Roll-up mortgage portfolio 3. FVTPL – Debt securities:	142	HPI Forward growth rate	0% – 5%	2.68%	1%	6	(6)
– Reversionary property securities		HPI Spot rate	n/a	783 (2)	10%	10	(10)
4. FVTPL – Equity securities:	79	Contingent litigation risk	0% – 100%	29%	20%	6	(6)
– Unlisted equity shares 6. FVOCI– Loans and advances to customers:	73	Credit spreads	0% – 2%	0.80%	20%	—	—
– Other loans 7. Derivative liabilities – Equity contracts:	(35)	HPI Forward growth rate	0% – 5%	2.59%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate	n/a	722 (2)	10%	3	(4)

2017
1. Derivative assets – Equity and credit contracts:	31	HPI Forward growth rate	0% – 5%	2.42%	1%	10	(10)
– Reversionary property derivatives		HPI Spot rate	n/a	773	10%	8	(8)
2. FVTPL – Loans and advances to customers:	64	HPI Forward growth rate	0% – 5%	2.57%	1%	2	(2)
– Roll-up mortgage portfolio 3. FVTPL – Debt securities:	176	HPI Forward growth rate	0% – 5%	2.42%	1%	3	(3)
– Reversionary property securities		HPI Spot rate	n/a	773 (2)	10%	11	(11)
4. Financial investments – AFS equity securities:	53	Contingent litigation risk	0% – 100%	35%	20%	6	(6)
– Unlisted equity shares 7. Derivative liabilities – Equity contracts:	(43)	HPI Forward growth rate	0% – 5%	2.32%	1%	3	(3)
– Property-related options and forwards		HPI Spot rate	n/a	727 (2)	10%	7	(8)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	Represents the HPI spot rate index level at 31 December 2018 and 2017.

No sensitivities are presented for FVTPL assets – Debt securities, Credit linked Notes (instrument 5) and FVTPL liabilities –financial guarantees (instrument 8), as the terms of these instruments are fully matched. As a result, any changes in the valuation of the credit linked notes would be exactly offset by an equal and opposite change in the valuation of the financial guarantees.

i) Maturities of financial liabilities and off-balance sheet commitments

The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

2018	On demand £m	Not later than 3 months £m	Later than 3 months and not later than 1 year £m	Later than 1 year and not later than 5 years £m	Later than 5 years £m	Total £m
Financial liabilities
Trading liabilities	—	—	—	—	—	—
Derivative financial instruments	—	431	61	104	1,170	1,766
Other financial liabilities at fair value through profit or loss	11	2,146	76	408	3,855	6,496
Deposits by customers	151,284	4,640	11,350	5,328	1,373	173,975
Deposits by banks	5,692	1,108	93	11,106	52	18,051
Repurchase agreements – non trading	2	9,101	972	849	517	11,441
Debt securities in issue	—	9,194	5,677	28,553	15,384	58,808
Subordinated liabilities	—	255	134	709	5,279	6,377

Total financial liabilities	156,989	26,875	18,363	47,057	27,630	276,914

Off-balance sheet commitments given	1,106	5,843	670	13,418	18,987	40,024

2017
Financial liabilities
Trading liabilities	1,520	26,914	152	161	2,580	31,327
Derivative financial instruments:	15	631	1,230	2,925	14,001	18,802
Other financial liabilities at fair value through profit or loss	7	545	222	789	814	2,377
Deposits by customers	154,114	4,754	13,811	3,454	1,490	177,623
Deposits by banks	2,452	1,465	82	8,626	208	12,833
Repurchase agreements – non trading	—	1	832	248	—	1,081
Debt securities in issue	—	8,419	4,940	25,950	11,644	50,953
Subordinated liabilities	—	289	147	783	5,571	6,790

Total financial liabilities	158,108	43,018	21,416	42,936	36,308	301,786

Off-balance sheet commitments given	2,082	6,874	1,844	12,399	18,860	42,059

As the above table is based on contractual maturities, no account is taken of call features related to subordinated liabilities. In addition, the repayment terms of debt securities may be accelerated in line with the covenants described in Note 29. Further, no account is taken of the possible early repayment of Santander UK’s mortgage-backed non-recourse finance which is redeemed by Santander UK as funds become available from redemptions of the residential mortgages. Santander UK has no control over the timing and amount of redemptions of residential mortgages.